ALPINE DYNAMIC DIVIDEND FUND
A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED DECEMBER 13, 2012
TO THE SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2012

Effective December 13, 2012, the following language replaces the section of the Summary Prospectus titled “Management – Portfolio Manager”:

Portfolio Managers

Mr. Joshua Duitz and Mr. Brian Hennessey are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since December 2012.

Please retain this Supplement for future reference.